Income Taxes, Social Contribution and Other Taxes (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Deferred tax assets	R$ 1,447,319	R$ 831,698	R$ 687,362
Later than one year and not later than two years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	640,419	347,304
Later than two years and not later than three years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	221,450	107,199
Later than three years and not later than four years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	158,845	110,136
Later than four years and not later than five years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	131,901	73,084
Later than five years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	111,304	71,347
Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	R$ 183,399	R$ 122,628